UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:4/30/08

Item 1.  Reports to Stockholders.

Annual Report

April 30, 2008

1-888-451-TPFG

www.TPFG.com

Distributed by Northern Lights Distributors, LLC

FINRA/SIPC Member

To the Shareholders of Pacific Financial Mutual Funds

April 30, 2008

Our Funds are just nine months old.  We are pleased with the Funds’ performance so far in their first year of existence.

It is tough to get the measure of a mutual fund until you see it through a full market cycle, or at least a full year.  At this time, the Funds are on target and performing as expected.  We have every reason to believe they will compete successfully with their respective benchmarks.

The first part of 2008 has been a difficult market, but we have been keeping up with the benchmarks, and look forward to finishing 2008 in positive territory.

We are deeply appreciative of you, the shareholders, who helped us launch these Funds and the confidence and trust you have placed in us.

Very truly yours,

James C. McClendon, C.E.O. & Senior Portfolio Manager

The Pacific Financial Group, Inc.

An investor should carefully consider the investment objective, risks, charges, and expenses of the Pacific Financial family of Funds before investing. This and other information about the Pacific Financial family of Funds is contained in the prospectus, which can be obtained by calling 1-800-451-TPFG.  Please read the prospectus carefully before investing.  The Pacific Financial family of Funds are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

0642-NLD-6/20/2008

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW
April 30, 2008 (unaudited)

The Fund's performance figures* for the period ending April 30, 2008, compared to its benchmarks:

Inception ** - April 30, 2008
Pacific Financial Core Equity Fund	-7.80%
S&P 500 Total Return Index	-7.33%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date is July 2, 2007

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Equity Exchange Traded Funds	102.68%
Other, Cash & Cash Equivalents Less Liabilities	-2.68%
100.00%

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW
April 30, 2008 (unaudited)

The Fund's performance figures* for the period ending April 30, 2008, compared to its benchmarks:

Inception ** - April 30, 2008
Pacific Financial Explorer Fund	-7.80%
S&P 500 Total Return Index	-7.33%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date is July 2, 2007

The S&P 500 Total Return Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Index Funds	52.00%
Commodity	21.09%
Consumer Goods	10.81%
Energy	5.97%
Industrials	5.59%
Materials	5.02%
Aerospace & Defense	2.28%
Currency	2.20%
Medical Equipment & Devices	2.18%
Other, Cash & Cash Equivalents Less Liabilities	-7.14%
100.00%

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW
April 30, 2008 (unaudited)

The Fund's performance figures* for the period ending April 30, 2008, compared to its benchmarks:

		Inception ** - April 30, 2008
Pacific Financial International Fund		-1.17%
MSCI EAFE Index		-4.29%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date is July 2, 2007

The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

	Top Holdings By Industry	% of Net Assets
	International	60.08%
	Europe	13.33%
	Brazil	6.27%
	Spain	6.14%
	Latin America	6.06%
	Mexico	5.84%
	Australia	2.04%
	Other, Cash & Cash Equivalents Less Liabilities	0.24%
		100.00%

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW
April 30, 2008 (unaudited)

The Fund's performance figures* for the period ending April 30, 2008, compared to its benchmarks:

Inception ** - April 30, 2008
Pacific Financial Strategic Conservative Fund	1.72%
Lehman Intermediate Government Index	9.59%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date is July 2, 2007

The Lehman Intermediate Government Index is an unmanaged index that tracks the performance of intermediate US government securities.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Debt Mutual Funds	99.75%
Other, Cash & Cash Equivalents Less Liabilities	0.25%
100.00%

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW
April 30, 2008 (unaudited)

The Fund's performance figures* for the period ending April 30, 2008, compared to its benchmarks:

Inception ** - April 30, 2008
Pacific Financial Tactical Fund	-2.16%
90 Day Treasury Bill Index	3.40%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

** Inception date is July 2, 2007

The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.   Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Top Holdings By Industry	% of Net Assets
Debt Mutual Funds	47.53%
Asset Allocation Funds	11.72%
Equity Mutual Funds	9.47%
Currency ETF	3.25%
Other, Cash & Cash Equivalents Less Liabilities	28.03%
100.00%

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS			April 30, 2008
% of
Net Assets	Description	Shares	Value
102.68%	EXCHANGE TRADED FUNDS
102.68%	EQUITY EXCHANGE TRADED FUNDS
	DIAMONDS Trust Series I	9,648	$ 1,235,909
	iShares Russell 1000 Growth Index Fund	21,475	1,233,953
	iShares Russell 1000 Index Fund	16,320	1,232,976
	iShares Russell 1000 Value Index Fund	16,178	1,237,779
	iShares Russell Midcap Growth Index Fund	10,354	1,123,513
	iShares Russell Midcap Index Fund	12,536	1,247,332
	iShares Russell Midcap Value Index Fund	7,351	1,002,309
	iShares S&P 500 Index Fund	17,787	2,465,100
	iShares S&P MidCap 400 Index Fund	9,124	762,401
	Powershares QQQ	16,582	782,836
	Total Exchange Traded Funds
	(Cost $13,438,417)		12,324,108

0.24%	SHORT-TERM INVESTMENTS
0.24%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 1.93%
	(Cost $28,914)	28,914	28,914

102.92%	Total Investments
	(Cost $13,467,331) (a)		$ 12,353,022

-2.92%	Liabilities in excess of other assets		(350,124)

100.00%	Total Net Assets		$ 12,002,898

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $13,604,928 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ -
	Unrealized depreciation		(1,251,906)
	Net unrealized depreciation		$ (1,251,906)

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS			April 30, 2008
% of
Net Assets	Description	Shares	Value
102.12%	EXCHANGE TRADED FUNDS
2.28%	AEROSPACE & DEFENSE
	iShares Dow Jones US Aerospace & Defense Index Fund	3,541	$ 225,526

21.09%	COMMODITY
	iShares COMEX Gold Trust *	24,175	2,090,896

10.81%	CONSUMER GOODS
	iShares Dow Jones US Consumer Goods Sector Index Fund	8,883	536,089
	Vanguard Consumer Staples ETF	7,702	536,136
			1,072,225
2.20%	CURRENCY
	CurrencyShares Australian Dollar Trust	2,302	218,230

5.97%	ENERGY
	iShares Dow Jones US Oil & Gas Exploration & Production
	Index Fund	7,892	592,374

52.00%	INDEX FUNDS
	iShares Russell 1000 Growth Index Fund	7,642	439,109
	iShares Russell 1000 Value Index Fund	4,144	317,057
	iShares Russell 3000 Growth Index Fund	11,910	553,458
	iShares Russell 3000 Value Index Fund	5,518	546,227
	iShares Russell Midcap Index Fund	11,039	1,098,380
	iShares S&P Midcap 400 Growth Index Fund	6,249	550,412
	iShares S&P 500 Growth Index Fund	16,594	1,101,012
	iShares S&P 500 Index Fund	3,974	550,757
			5,156,412
5.59%	INDUSTRIALS
	Industrial Select Sector SPDR Fund	14,403	554,515

2.18%	MEDICAL EQUIPMENT & DEVICES
	iShares Dow Jones Medical Equipment Index Fund *	3,825	216,304

	Total Exchange Traded Funds
	(Cost $9,793,922)		10,126,482

5.02%	OPEN ENDED MUTUAL FUNDS
5.02%	MATERIALS
	Rydex Series - Basic Materials Fund	9,442	497,380
	(Cost $476,728)

107.14%	Total Investments
	(Cost $10,270,650) (a)		$ 10,623,862

-7.14%	Liabilities in excess of other assets		(707,620)

100.00%	Total Net Assets		$ 9,916,242

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $10,276,009 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 375,971
	Unrealized depreciation		(28,118)
	Net unrealized appreciation		$ 347,853

* Non-Income Producing

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS			April 30, 2008
% of
Net Assets	Description	Shares	Value
99.76%	EXCHANGE TRADED FUNDS
2.04%	Australia
	CurrencyShares Australian Dollar Trust	3,003	$ 284,684

6.27%	Brazil
	iShares MSCI Brazil Index Fund	9,725	876,125

13.33%	Europe
	CurrencyShares Euro Trust	1,806	282,693
	iShares S&P Europe 350 Index Fund	6,557	719,041
	Vanguard European ETF	11,928	859,055
			1,860,789
60.08%	International
	iShares Global Energy Sector Index Fund	9,840	1,435,853
	iShares MSCI EAFE Growth Index Fund	11,179	845,356
	iShares MSCI EAFE Index Fund	28,242	2,141,026
	iShares S&P Global Consumer Staples Sector Index Fund	13,966	849,133
	iShares S&P Global Industrials Sector Index Fund	14,016	857,219
	iShares S&P Global Materials Sector Index Fund	10,285	843,370
	iShares S&P Global Utilities Sector Index Fund	8,618	563,359
	WisdomTree International Utilities Sector Fund	25,544	853,680
			8,388,996
6.06%	Latin America
	iShares S&P Latin America 40 Index Fund	3,062	846,643

5.84%	Mexico
	iShares MSCI Mexico Index Fund	13,957	815,507

6.14%	Spain
	iShares MSCI Spain Index Fund	13,662	857,700

	Total Exchange Traded Funds
	(Cost $13,448,656)		13,930,444

1.46%	SHORT-TERM INVESTMENTS
1.46%	Money Market Fund
	Milestone Treasury Obligations Portfolio, 1.93%
	(Cost $204,684)	204,684	204,684

101.22%	Total Investments
	(Cost $13,653,340) (a)		$ 14,135,128

-1.22%	Liabilities in excess of other assets		(170,703)

100.00%	Total Net Assets		$ 13,964,425

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes at the Fund's tax year ended
December 31, 2007 is $11,703,180 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 259,980
	Unrealized depreciation		(246,292)
	Net unrealized appreciation		$ 13,688

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS			April 30, 2008
% of
Net Assets	Description	Shares	Value
99.75%	OPEN ENDED MUTUAL FUNDS
99.75%	DEBT MUTUAL FUNDS
	Baird Core Plus Bond Fund	124,685	$ 1,263,061
	Commerce Bond Fund	136,686	2,524,598
	Delaware Diversified Income Fund	223,998	1,986,866
	Federated Total Return Bond Fund	184,988	1,979,371
	Frontegra Columbus Core Plus Fund	79,471	2,525,584
	Harbor Bond Fund	456,651	5,566,576
	PIMCO GNMA Fund	111,421	1,261,282
	PIMCO Total Return Fund	509,682	5,560,626
	Target Total Return Bond Portfolio	227,892	2,527,326
			25,195,290
	Total Open Ended Mutual Funds
	(Cost $25,324,470)		25,195,290

6.10%	SHORT-TERM INVESTMENTS
6.10%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 1.93%
	(Cost $1,539,664)	1,539,664	1,539,664

105.85%	Total Investments
	(Cost $26,864,134) (a)		$ 26,734,954

-5.85%	Liabilities in excess of other assets		(1,477,564)

100.00%	Total Net Assets		$ 25,257,390

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $26,888,134 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 22,657
	Unrealized depreciation		(175,837)
	Net unrealized depreciation		$ (153,180)

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS			April 30, 2008
% of
Net Assets	Description	Shares	Value
3.25%	EXCHANGE TRADED FUND
3.25%	ASSET ALLOCATION ETF
	CurrencyShares Australian Dollar Trust	5,076	$ 481,205
	(Cost $468,637)

68.72%	OPEN ENDED MUTUAL FUNDS
11.72%	ASSET ALLOCATION MUTUAL FUNDS
	Forum Funds - Absolute Strategies Fund	75,581	813,255
	Permanent Portfolio	24,725	922,250
			1,735,505
47.53%	DEBT MUTUAL FUNDS
	Falling U.S. Dollar ProFund	29,134	918,290
	Harbor Bond Fund	171,030	2,084,859
	iShares Lehman Aggregate Bond Fund	4,568	468,677
	Manning & Napier Fund Inc - Pro Blend Conservative Term
	Series Fund	57,370	693,608
	PIMCO Total Return Fund	158,352	1,727,625
	Westcore Plus Bond Fund	109,001	1,143,421
			7,036,480
9.47%	EQUITY MUTUAL FUNDS
	Arbitrage Fund *	72,766	933,584
	Gateway Fund	4,218	120,543
	iShares S&P 500 Index Fund	2,507	347,445
			1,401,572
	Total Open Ended Mutual Funds
	(Cost $10,127,705)		10,173,557

28.18%	SHORT-TERM INVESTMENTS
28.18%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 1.93%
	(Cost $4,172,613)	4,172,613	4,172,613

100.15%	Total Investments
	(Cost $14,768,955) (a)		$ 14,827,375

-0.15%	Liabilities in excess of other assets		(22,615)

100.00%	Total Net Assets		$ 14,804,760

(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $14,790,871 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 56,595
	Unrealized depreciation		(20,091)
	Net unrealized appreciation		$ 36,504

* Non-Income producing security.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2008

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Assets:
Investments in securities, at cost	$ 13,467,331	$ 10,270,650	$ 13,653,340	$ 26,864,134	$ 14,768,955
Investments in securities, at value	$ 12,353,022	$ 10,623,862	$ 14,135,128	$ 26,734,954	$ 14,827,375
Receivable for securities sold	-	-	-	635,744	-
Interest and dividends receivable	1,764	754	613	35,601	8,486
Receivable for fund shares sold	6,700	8,150	28,204	73,518	149,632
Prepaid expenses and other assets	6,838	5,741	5,402	6,056	5,234
Total Assets	12,368,324	10,638,507	14,169,347	27,485,873	14,990,727

Liabilities:
Payable for securities purchased	-	-	-	1,975,686	-
Payable for fund shares redeemed	311,117	101,989	174,211	208,178	154,155
Cash overdraft due to custodian	-	593,286	-	-	-
Investment advisory fees payable	22,038	4,306	5,902	8,687	11,888
Administration fees payable	5,277	4,664	5,786	11,840	4,713
Custody fees payable	3,126	2,883	3,405	1,715	2,741
Distribution (12b-1) fees payable	2,512	2,199	2,885	5,790	2,379
Compliance officer fees payable	580	501	506	1,109	463
Accrued expenses and other liabilities	20,776	12,437	12,227	15,478	9,628
Total Liabilities	365,426	722,265	204,922	2,228,483	185,967

Net Assets	$ 12,002,898	$ 9,916,242	$ 13,964,425	$ 25,257,390	$ 14,804,760

Net Assets:
Paid in capital ($0 par value, unlimited
shares authorized)	14,999,532	11,016,078	14,625,015	25,365,047	15,324,513
Accumulated undistributed net investment
income (loss)	(363)	-	(80,698)	210,803	64,455
Accumulated net realized gain (loss) on
investments	(1,881,962)	(1,453,048)	(1,061,680)	(189,280)	(642,628)
Net unrealized appreciation / (depreciation)
on investments	(1,114,309)	353,212	481,788	(129,180)	58,420

Net Assets	$ 12,002,898	$ 9,916,242	$ 13,964,425	$ 25,257,390	$ 14,804,760

Shares of Beneficial Interest Outstanding	1,301,881	1,075,674	1,503,671	2,526,029	1,529,573

Net asset value, offering and redemption
price per share (a)	$ 9.22	$ 9.22	$ 9.29	$ 10.00	$ 9.68

(a)	Shares redeemed within 60 days are subject to a 2.00% redemption fee.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
From Commencement of Operations* through April 30, 2008

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Investment Income:
Dividend	$ 279,567	$ 85,523	$ 207,860	$ 691,236	$ 342,674
Interest	33,386	23,902	19,953	27,096	21,730
Total Investment Income	312,953	109,425	227,813	718,332	364,404

Expenses:
Investment advisory fees	194,043	117,317	100,083	148,018	88,381
Administration service fees	95,535	60,138	52,953	80,877	44,101
Distribution (12b-1) fees	48,511	29,329	25,021	37,005	22,095
Professional fees	23,957	14,235	13,054	16,849	10,395
Registration fees	17,452	17,453	17,453	17,872	16,873
Compliance officer fees	8,485	5,696	5,432	9,352	4,963
Printing and postage expense	4,832	2,973	2,680	3,207	2,415
Custodian fees	4,389	4,778	4,789	2,792	4,000
Trustees' fees and expenses	3,930	2,658	2,696	4,393	2,491
Insurance expense	1,502	921	385	801	676
Miscellaneous expenses	3,519	3,000	3,078	3,848	3,026
Total Expenses	406,155	258,498	227,624	325,014	199,416
Less: Advisory fees waived	(18,615)	(23,633)	(27,295)	(28,351)	(21,909)
Net Expenses	387,540	234,865	200,329	296,663	177,507

Net Investment Income (Loss)	(74,587)	(125,440)	27,484	421,669	186,897

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) from investments	(1,881,962)	(1,453,048)	(472,770)	(174,080)	(642,628)
Net change in unrealized appreciation
(depreciation) on investments	(1,114,309)	353,212	481,788	(129,180)	58,420
Net Realized and Unrealized Gain (Loss)	(2,996,271)	(1,099,836)	9,018	(303,260)	(584,208)

Net Increase / (Decrease) in Net Assets
Resulting From Operations	$ (3,070,858)	$ (1,225,276)	$ 36,502	$ 118,409	$ (397,311)

*All Funds commenced operations on July 2, 2007

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
From Commencement of Operations* through April 30, 2008

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund

Operations:
Net investment income (loss)	$ (74,587)	$ (125,440)	$ 27,484	$ 421,669	$ 186,897
Net realized gain (loss) from investments	(1,881,962)	(1,453,048)	(472,770)	(174,080)	(642,628)
Net change in unrealized appreciation /
(depreciation) on investments	(1,114,309)	353,212	481,788	(129,180)	58,420
Net Increase / (Decrease) in Net Assets
Resulting From Operations	(3,070,858)	(1,225,276)	36,502	118,409	(397,311)

Distributions to Shareholders From:
Net Investment Income:	-	-	(123,185)	(210,108)	(122,442)
Net Realized Gains:	-	-	(589,047)	(15,958)	-
Total Dividends and Distributions
to Shareholders	-	-	(712,232)	(226,066)	(122,442)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	36,448,793	23,560,449	22,228,607	36,571,621	24,503,815
Reinvestment of dividends and distributions	-	-	712,018	225,838	122,442
Redemption fee proceeds	-	1,336	-	-	-
Cost of shares redeemed	(21,375,047)	(12,420,277)	(8,300,480)	(11,432,422)	(9,301,754)
Net Increase in Net Assets From Share
Transactions of Beneficial Interest	15,073,746	11,141,508	14,640,145	25,365,037	15,324,503

Total Increase in Net Assets	12,002,888	9,916,232	13,964,415	25,257,380	14,804,750

Net Assets:
Beginning of period	10	10	10	10	10
End of period**	$ 12,002,898	$ 9,916,242	$ 13,964,425	$ 25,257,390	$ 14,804,760
** Includes undistributed net investment
income (loss) at end of period	$ (363)	$ -	$ (80,698)	$ 210,803	$ 64,455

Share Activity:
Shares Sold	3,663,774	2,381,603	2,307,401	3,646,969	2,483,213
Shares Reinvested	-	-	71,488	22,789	12,675
Shares Redeemed	(2,361,893)	(1,305,929)	(875,218)	(1,143,729)	(966,315)
Net increase in shares of beneficial interest
outstanding	1,301,881	1,075,674	1,503,671	2,526,029	1,529,573

*Institutional shares for all Funds commenced operations on July 2, 2007

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
From Commencement of Operations* Through April 30, 2008

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Pacific Financial	Pacific Financial		Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer		International	Strategic	Tactical
	Fund	Fund		Fund	Conservative Fund	Fund

Net asset value, beginning of period	$ 10.00	$ 10.00		$ 10.00	$ 10.00	$ 10.00
Activity from investment operations:
Net investment income (loss) (1)	(0.03)	(0.09)		0.02	0.24	0.17
Net realized and unrealized gain (loss)	(0.75)	(0.69)		(0.09)	(0.07)	(0.39)
Total from investment operations	(0.78)	(0.78)		(0.07)	0.17	(0.22)
Less distributions from:
Net Investment Income	0.00	0.00		(0.11)	(0.16)	(0.10)
Net Realized Gains	0.00	0.00		(0.53)	(0.01)	0.00
Total distributions	0.00	0.00		(0.64)	(0.17)	(0.10)

Paid in capital from redemption fees	0.00	0.00	(7)	0.00	0.00	0.00

Net asset value, end of period	$ 9.22	$ 9.22		$ 9.29	$ 10.00	$ 9.68

Total return (2,3)	-7.80%	-7.80%		-1.17%	1.72%	-2.16%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 12,003	$ 9,916		$ 13,964	$ 25,257	$ 14,805
Ratios of gross expenses to
average net assets: (4,5)	2.10%	2.20%		2.27%	2.19%	2.25%
Ratios of net expenses to
average net assets: (4,5)	2.00%	2.00%		2.00%	2.00%	2.00%
Ratios of net investment income (loss) to
average net assets: (4,5,6)	-0.38%	-1.07%		0.27%	2.84%	2.11%
Ratios of net investment income (loss) to
average net assets - pre waiver: (4,5,6)	-0.48%	-1.27%		0.00%	2.65%	1.86%
Portfolio turnover rate (8)	85%	555%		360%	228%	337%

*	Institutional shares for all Funds commenced operations on July 2, 2007
(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Annualized
(5) The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.
(6) Recognition of net investment income (loss) by each Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which each Fund invests.
(7) Redemption fees resulted in less than $0.01 per share.
(8) Not annualized

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2008

1.

ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of five different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (the "Core Equity Fund"), the Pacific Financial Explorer Fund (the "Explorer Fund"), the Pacific Financial International Fund (the "International Fund"), the Pacific Financial Strategic Conservative Fund (the "Strategic Conservative Fund") and the Pacific Financial Tactical Fund (the "Tactical Fund"). The investment objective of each fund is as follows:

Fund

Primary Objective

Core Equity Fund

Long Term Capital Appreciation

Explorer Fund

Long Term Capital Appreciation

International Fund

Long Term Capital Appreciation

Strategic Conservative Fund

Preservation of Capital and Current Income

Tactical Fund

Long Term Capital Appreciation

The Funds currently offer Institutional shares only. Investor shares of the Funds are currently not available. Institutional shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are generally valued at amortized cost.   In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “Fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”) or their designees, pursuant to procedures approved by the Board with reference to other securities or indices.  Fair valuation may also be used by the Board if extraordinary events that could have an impact on foreign securities holdings occur after the close of the relevant world markets but prior to the NYSE close.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal income tax – It is the policy of each fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on October 31, 2007.  The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits.

As of and during the period ended April 30, 2008, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Funds did not incur any interest or penalties.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).  Expenses specifically attributable to a particular Fund in the Pacific Financial family of Funds are borne by that Fund.  Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial family of Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended April 30, 2008, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund

Purchases

Sales

Core Equity Fund

$35,164,901

$19,844,522

Explorer Fund

  91,358,742

  79,635,044

International Fund

  57,980,329

  44,055,629

Strategic Conservative Fund

  65,858,233

  40,327,275

Tactical Fund

  46,072,474

  34,747,016

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. The Pacific Financial Group, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Adviser.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each of the Fund’s average daily net assets.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, until August 31, 2008, to waive the investment advisory fee and reimburse each of the Funds for other expenses to the extent necessary so that the Net Annual Operating Expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses such as litigation) does not exceed 2.00% of each Fund’s average daily net assets for the Institutional Class shares.  The waivers/reimbursements of the Adviser fees for the period ended April 30, 2008 are included in the chart below.

Waiver Reimbursement

Fund

       April 30, 2008

Core Equity Fund

$18,615

Explorer Fund

  23,633

International Fund

  27,295

Strategic Conservative Fund

  28,351

Tactical Fund

  21,909

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributed to the Institutional Class are subsequently less than 2.00% of the average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.00% of the average daily net assets for the Institutional Class. If the Fund’s Operating Expenses attributable to the Institutional Class shares subsequently exceed 2.00% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  As of April 30, 2008 the Adviser has until April 30, 2011 to recover the following fees:

Fund

       Recoverable Fees

Core Equity Fund

$18,615

Explorer Fund

  23,633

International Fund

  27,295

Strategic Conservative Fund

  28,351

Tactical Fund

  21,909

The Board has adopted, on behalf of the Funds, a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of .25% of the average daily net assets attributable to the Institutional Class shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. During the period ended April 30, 2008, pursuant to the plan, the Institutional class shares were charged as follows:

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008

Fund

     Institutional Class

Core Equity Fund

  $48,511

Explorer Fund

    29,329

International Fund

    25,021

Strategic Conservative Fund

    37,005

Tactical Fund

    22,095

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Institutional Class shares.  The Distributor is an affiliate of GFS.

The Funds pay each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration, Fund Accounting and Transfer Agency. The Funds pay GFS an asset-based fee in decreasing amounts as the Funds’ combined assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pay GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee $360,000 or

- 15 basis points or 0.15% per annum on the first $250 million in net assets

- 10 basis points or 0.10% per annum on the next $250 million in net assets

-   8 basis points or 0.08% per annum on the next $500 million in net assets

-   3 basis points or 0.03% per annum on the next $2 billion in net assets

-   1.75 basis points or .0175% per annum on net assets greater than $3 billion

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund pays an asset-based custody fee in decreasing amounts as the Fund’s assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.  GFS’s share of fees collected for the period ended April 30, 2008 is summarized in the table below.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the period ended April 30, 2008 is summarized in the table below.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  GemCom collection for EDGAR and printing services performed, for the period ended April 30, 2008 is summarized in the table below.

Fund

Custody

Compliance

GemCom

Core Equity Fund

$   920

     8,485

  $2,679

Explorer Fund

  1,536

     5,696

    1,547

International Fund

  1,402

     5,432

    1,052

Strategic Conservative Fund

     591

     9,352

    1,484

Tactical Fund

     591

     4,963

    1,255

5. REDEMPTION FEE

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund.  For the period ended April 30, 2008, the Funds assessed the following redemption fees.

Fund

Redemption Fees

Core Equity Fund

     $       -

Explorer Fund

          1,336

International Fund

              -

Strategic Conservative Fund

              -

Tactical Fund

              -

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended April 30, 2008 were as follows:

* Information is as of the Fund’s tax year ended December 31, 2007.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008

As of April 30, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

* Information is as of the Fund’s tax year ended December 31, 2007.

The difference between book basis and tax basis unrealized appreciation on each fund is attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income on the Core Equity Fund is attributable to the unamortized portion of organization expenses for tax purposes for the fund.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Fund

   Amount

Core Equity Fund

$1,727,028

Explorer Fund

  1,436,931

International Fund *

       75,567

Strategic Conservative Fund

     165,280

Tactical Fund

     434,957

* Information is as of the Fund’s tax year ended December 31, 2007.

At April 30, 2008, the Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains through the indicated expiration date:

             Fund

                 April 30, 2016

Core Equity Fund

  $ 17,337

Explorer Fund

     10,758

International Fund *

          -

Strategic Conservative Fund

          -

Tactical Fund

   185,755

* Information is as of the Fund’s tax year ended December 31, 2007.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2008

Permanent book and tax differences resulted in reclassification for the period ended April 30, 2008 as follows:

* Information is as of the Fund’s tax year ended December 31, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, and Pacific Financial Tactical Fund (the “Funds”), each a series of  Northern Lights Fund Trust, as of April 30, 2008, and the related statements of operations and changes in net assets, and the financial highlights for the period July 2, 2007 (commencement of operations) through April 30, 2008. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the Funds’ custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, and Pacific Financial Tactical Fund, as of April 30, 2008, the results of their operations, changes in their net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio   June 27, 2008

THE PACIFIC FINANCIAL FUNDS

SUPPLEMENTAL INFORMATION

April 30, 2008 (unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan **(63) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds	29

Anthony J. Hertl (58)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; Z-Seven Fund, Inc.; Greenwich Advisor Trust

29
Gary W. Lanzen (54) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Founding Partner, Orizon Group, Inc. (a financial services company). Other Directorships: AdvisorOne Funds	29
Mark Taylor (44) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002. Other Directorships: Lifetime Achievement Fund (Audit Committee Chairman)	29
Interested Trustees and Officers
Michael Miola***(55) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Compliance Services, LLC. Other Directorships: AdvisorOne Funds; Constellation Trust Co.	29

THE PACIFIC FINANCIAL FUNDS

SUPPLEMENTAL INFORMATION (continued)

April 30, 2008 (unaudited)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (38)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager (since March 2006), Northern Lights Compliance Services, LLC; Manager (since March 2006) and President (since 2004), GemCom LLC.

N/A

Emile R. Molineaux (45)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Northern Lights Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

N/A

Kevin E. Wolf (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (49)

Chief Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (2006-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2004-2006); First Vice President of Product Accounting and Reporting for Mutual of Omaha Companies (1998-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Funds' distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent),  Northern Lights Fund Distributors, LLC (the Funds’ Distributor) and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-451-TPFG.

THE PACIFIC FINANCIAL FUNDS

EXPENSE EXAMPLES

APRIL 30, 2008 (unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualizedd Expense Ratio	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period*	Ending Account Value 4/30/08	Expenses Paid During Period*

Pacific Financial Core Equity Fund	2.00%	$1,000.00	$908.40	$ 9.49	$1,014.92	$ 10.02
Pacific Financial Explorer Fund	2.00%	$1,000.00	$880.60	$ 9.35	$1,014.92	$ 10.02
Pacific Financial International Fund	2.00%	$1,000.00	$860.20	$ 9.25	$1,014.92	$ 10.02
Pacific Financial Strategic Conservative Fund	2.00%	$1,000.00	$999.20	$ 9.94	$1,014.92	$ 10.02
Pacific Financial Tactical Fund	2.00%	$1,000.00	$974.50	$ 9.82	$1,014.92	$ 10.02

*Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 366.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.

10900 NE 8th Street, Suite 1523

Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2008 - $40,000

(b)

Audit-Related Fees

2008 – $6,000

(c)

Tax Fees

2008- $10,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2008 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2008

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2008 - $5,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

            Andrew B. Rogers, President

Date

7/9/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/9/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/9/08